Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and liabilities that are measured at fair value on a recurring basis
The following tables set forth our assets that are measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3

Cash equivalents	$8,948	$8,948	$—	$—

	December 31, 2018
(in thousands)	Total	Level 1	Level 2	Level 3

Cash equivalents	$1,007	$1,007	$—	$—